STATEMENTS OF OPERATIONS (USD $)	3 Months Ended			12 Months Ended	18 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
OPERATING EXPENSES:
Personnel	$ 309,189	$ 78,511	$ 98,174	$ 875,718	$ 1,283,395
Professional Services	685,958	744,738	798,231	2,305,020	3,792,306
General and administrative, exclusive of personnel costs	125,913	90,555	166,618	381,557	670,677
Total Operating Expenses	1,121,060	913,804	1,063,023	3,562,295	5,746,378
Net Loss Before Income Taxes	(1,121,060)	(913,804)	(1,063,023)	(3,562,295)	(5,746,378)
Net Loss	$ (1,121,060)	$ (913,804)	$ (1,063,023)	$ (3,562,295)	$ (5,746,378)
Loss Per Share
Basic (weighted average shares - 100,000,000) (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.06)
Diluted (weighted average shares - 100,000,000) (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.06)